FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00334
                                    ---------

                          FRANKLIN CAPITAL GROWTH FUND
                          ----------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  6/30
                          ----

Date of reporting period:  9/30/07
                           -------



Item 1. Schedule of Investments.


Franklin Capital Growth Fund

QUARTERLY STATEMENT OF INVESTMENTS

SEPTEMBER 30, 2007

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments .............................................  3

Notes to Statement of Investments ....................................  6

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY           SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 97.0%
    COMMERCIAL SERVICES 0.5%
    Moody's Corp. ...........................................................   United States         148,200        $    7,469,279
                                                                                                                     ---------------
    COMMUNICATIONS 6.8%
    America Movil SAB de CV, L, ADR .........................................       Mexico            458,600            29,350,400
  a American Tower Corp., A .................................................   United States         778,400            33,891,536
  a MetroPCS Communications Inc. ............................................   United States         527,600            14,392,928
    Rogers Communications Inc., B ...........................................       Canada            626,700            28,535,347
                                                                                                                     ---------------
                                                                                                                        106,170,211
                                                                                                                     ---------------
    CONSUMER DURABLES 2.1%
  a Electronic Arts Inc. ....................................................   United States         334,000            18,700,660
    Harley-Davidson Inc. ....................................................   United States         315,500            14,579,255
                                                                                                                     ---------------
                                                                                                                         33,279,915
                                                                                                                     ---------------
    CONSUMER NON-DURABLES 3.7%
  a Hansen Natural Corp. ....................................................   United States         198,000            11,222,640
    PepsiCo Inc. ............................................................   United States         293,600            21,509,136
    The Procter & Gamble Co. ................................................   United States         353,200            24,844,088
                                                                                                                     ---------------
                                                                                                                         57,575,864
                                                                                                                     ---------------
    CONSUMER SERVICES 6.0%
    Carnival Corp. ..........................................................   United States         541,900            26,244,217
  a eBay Inc. ...............................................................   United States         325,200            12,689,304
    International Game Technology ...........................................   United States         588,529            25,365,600
    Starwood Hotels & Resorts Worldwide Inc. ................................   United States         177,900            10,807,425
    The Walt Disney Co. .....................................................   United States         557,290            19,165,203
                                                                                                                     ---------------
                                                                                                                         94,271,749
                                                                                                                     ---------------
    ELECTRONIC TECHNOLOGY 19.4%
  a Agilent Technologies Inc. ...............................................   United States         861,500            31,772,120
    The Boeing Co. ..........................................................   United States         196,600            20,641,034
  a Cisco Systems Inc. ......................................................   United States       1,547,500            51,237,725
  a Dell Inc. ...............................................................   United States         782,300            21,591,480
    Harris Corp. ............................................................   United States         410,700            23,734,353
    Intel Corp. .............................................................   United States         944,500            24,424,770
  a Juniper Networks Inc. ...................................................   United States         490,000            17,938,900
    KLA-Tencor Corp. ........................................................   United States         441,600            24,632,448
  a Network Appliance Inc. ..................................................   United States         402,500            10,831,275
    Nokia Corp., ADR ........................................................      Finland            720,800            27,339,944
    QUALCOMM Inc. ...........................................................   United States         695,900            29,408,734
  a Research In Motion Ltd. .................................................       Canada             84,800             8,357,040
  a Sun Microsystems Inc. ...................................................   United States       1,946,200            10,918,182
                                                                                                                     ---------------
                                                                                                                        302,828,005
                                                                                                                     ---------------
    ENERGY MINERALS 5.4%
    ConocoPhillips ..........................................................   United States         326,700            28,674,459
    Devon Energy Corp. ......................................................   United States         296,700            24,685,440
    Peabody Energy Corp. ....................................................   United States         374,700            17,936,889
a,b Petroplus Holdings AG, 144A .............................................    Switzerland          156,900            13,843,325
                                                                                                                     ---------------
                                                                                                                         85,140,113
                                                                                                                     ---------------


                                          Quarterly Statement of Investments | 3

Franklin Capital Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   COUNTRY             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    FINANCE 11.2%
    AFLAC Inc. ..............................................................   United States         438,600        $   25,017,744
    American Express Co. ....................................................   United States         215,200            12,776,424
  a Berkshire Hathaway Inc., A ..............................................   United States             230            27,257,300
    BlackRock Inc. ..........................................................   United States         111,800            19,387,238
    Brown & Brown Inc. ......................................................   United States         638,300            16,787,290
    Citigroup Inc. ..........................................................   United States         435,400            20,320,118
  a E*TRADE Financial Corp. .................................................   United States         797,900            10,420,574
    Merrill Lynch & Co. Inc. ................................................   United States         184,700            13,165,416
    Washington Mutual Inc. ..................................................   United States         303,600            10,720,116
    Wells Fargo & Co. .......................................................   United States         542,000            19,306,040
                                                                                                                     ---------------
                                                                                                                        175,158,260
                                                                                                                     ---------------
    HEALTH SERVICES 2.4%
    IMS Health Inc. .........................................................   United States         554,200            16,980,688
  a WellPoint Inc. ..........................................................   United States         264,400            20,866,448
                                                                                                                     ---------------
                                                                                                                         37,847,136
                                                                                                                     ---------------
    HEALTH TECHNOLOGY 10.7%
  a Celgene Corp. ...........................................................   United States         262,900            18,747,399
  a Genentech Inc. ..........................................................   United States         183,900            14,347,878
  a Gilead Sciences Inc. ....................................................   United States         190,700             7,793,909
    Johnson & Johnson .......................................................   United States         423,810            27,844,317
    Roche Holding AG, ADR ...................................................    Switzerland          468,200            42,243,345
    Schering-Plough Corp. ...................................................   United States         821,900            25,996,697
    Teva Pharmaceutical Industries Ltd., ADR ................................       Israel            404,400            17,983,668
  a Varian Medical Systems Inc. .............................................   United States         285,200            11,947,028
                                                                                                                     ---------------
                                                                                                                        166,904,241
                                                                                                                     ---------------
    INDUSTRIAL SERVICES 2.9%
    Halliburton Co. .........................................................   United States         575,500            22,099,200
  a National-Oilwell Varco Inc. .............................................   United States         162,100            23,423,450
                                                                                                                     ---------------
                                                                                                                         45,522,650
                                                                                                                     ---------------
    NON-ENERGY MINERALS 1.4%
    Cemex SAB de CV, CPO, ADR ...............................................       Mexico            725,516            21,707,439
                                                                                                                     ---------------
    PROCESS INDUSTRIES 1.0%
    Bunge Ltd. ..............................................................   United States         139,600            15,000,020
                                                                                                                     ---------------
    PRODUCER MANUFACTURING 7.8%
    3M Co. ..................................................................   United States         356,800            33,389,344
    ABB Ltd., ADR ...........................................................    Switzerland          421,500            11,055,945
    Danaher Corp. ...........................................................   United States         364,700            30,164,337
  a SunPower Corp., A .......................................................   United States         119,306             9,880,923
    United Technologies Corp. ...............................................   United States         472,500            38,026,800
                                                                                                                     ---------------
                                                                                                                        122,517,349
                                                                                                                     ---------------
    RETAIL TRADE 3.9%
    CVS Caremark Corp. ......................................................   United States         569,000            22,549,470
    Lowe's Cos. Inc. ........................................................   United States         609,100            17,066,982


4 | Quarterly Statement of Investments

Franklin Capital Growth Fund

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  COUNTRY            SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    RETAIL TRADE (CONTINUED)
    Staples Inc. ............................................................   United States         392,500        $    8,434,825
    Target Corp. ............................................................   United States         192,100            12,211,797
                                                                                                                     ---------------
                                                                                                                         60,263,074
                                                                                                                     ---------------
    TECHNOLOGY SERVICES 5.6%
  a Adobe Systems Inc. ......................................................   United States         491,700            21,467,622
  a Google Inc., A ..........................................................   United States          28,600            16,223,922
    Microsoft Corp. .........................................................   United States         917,500            27,029,550
    Paychex Inc. ............................................................   United States         539,900            22,135,900
                                                                                                                     ---------------
                                                                                                                         86,856,994
                                                                                                                     ---------------
    TRANSPORTATION 2.7%
    C.H. Robinson Worldwide Inc. ............................................   United States         229,200            12,443,268
    Expeditors International of Washington Inc. .............................   United States         264,900            12,529,770
    FedEx Corp. .............................................................   United States         168,000            17,598,000
                                                                                                                     ---------------
                                                                                                                         42,571,038
                                                                                                                     ---------------
    UTILITIES 3.5%
    International Power PLC .................................................   United Kingdom      3,588,400            33,137,457
    Public Service Enterprise Group Inc. ....................................   United States         248,200            21,839,118
                                                                                                                     ---------------
                                                                                                                         54,976,575
                                                                                                                     ---------------
    TOTAL COMMON STOCKS (COST $1,136,668,367) ...............................                                         1,516,059,912
                                                                                                                     ---------------
    SHORT TERM INVESTMENT (COST $47,406,595) 3.0%
    MONEY MARKET FUND 3.0%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ....   United States      47,406,595            47,406,595
                                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $1,184,074,962) 100.0% ..........................                                         1,563,466,507
    OTHER ASSETS, LESS LIABILITIES (0.0)% d .................................                                              (262,735)
                                                                                                                     ---------------
    NET ASSETS 100.0% .......................................................                                        $1,563,203,772
                                                                                                                     ===============

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt
CPO - Certificates of Ordinary Participation

a Non-income producing for the twelve months ended September 30, 2007.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2007, the value of this security was $13,843,325 representing 0.89% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

d Rounds to less than 0.1% of net assets.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

Franklin Capital Growth Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin Capital Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


6 | Quarterly Statement of Investments

Franklin Capital Growth Fund

3. INCOME TAXES

At September 30, 2007, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ........................................   $  1,187,429,834
                                                               =================

Unrealized appreciation ....................................   $    402,050,105
Unrealized depreciation ....................................        (26,013,432)
                                                               -----------------
Net unrealized appreciation (depreciation) .................   $    376,036,673
                                                               =================

4. NEW ACCOUNTING PRONOUNCEMENT

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                                          Quarterly Statement of Investments | 7


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    November 27, 2007


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    November 27, 2007





                                Exhibit A


I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CAPITAL GROWTH FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration











I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of FRANKLIN CAPITAL GROWTH FUND;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

     (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

     (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

11/27/07


/s/ GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer